Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 263,000	$ 1,531,000	$ 5,000	$ 1,799,000
Mid-con oil and natural gas operations
Total	$ 263,000	$ 1,531,000	$ 5,000	$ 1,799,000